Notes to the Balance Sheet - Summary of Prepaid Assets and Other Assets - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Non-current restricted cash	€ 1.1	€ 3.8
Restricted Cash as Collateral for Credit Cards	€ 0.2	€ 0.2